Warrants - Schedule of Outstanding Warrants (Details) - Successor [Member] - $ / shares	Dec. 31, 2024	Feb. 29, 2024
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	264,491	6,127
Weighted Average Exercise Price	$ 409.61
Weighted Average Remaining Contractual Life (in years)	3 years 7 months 6 days
Public Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	91,925
Weighted Average Exercise Price	$ 1,150
Weighted Average Remaining Contractual Life (in years)	4 years 1 month 17 days
February 2024 Series A Common Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	6,127
Weighted Average Exercise Price	$ 139
Weighted Average Remaining Contractual Life (in years)	2 years 7 months 13 days
Series A Preferred Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	625
Weighted Average Exercise Price	$ 800
Weighted Average Remaining Contractual Life (in years)	1 month 13 days
September 2024 Series C Common Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	81,753
Weighted Average Exercise Price	$ 9.8
Weighted Average Remaining Contractual Life (in years)	3 years 2 months 23 days
December 2024 Common Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	84,061
Weighted Average Exercise Price	$ 5.61
Weighted Average Remaining Contractual Life (in years)	3 years 5 months 23 days